Document and Entity Information	Mar. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2022
Entity Registrant Name	VIASAT, INC.
Entity Central Index Key	0000797721
Entity Emerging Growth Company	false
Entity File Number	000-21767
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0174996
Entity Address, Address Line One	6155 El Camino Real
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92009
City Area Code	(760)
Local Phone Number	476-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	VSAT
Security Exchange Name	NASDAQ